Designated Accounting Hedges - Summary of Items Designated as Hedged Items (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	$ 12,070	$ 15,092
Carrying amount of the hedged item, Liabilities	7,063	4,193
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(252)	(233)
Cash flow hedges [member] | Deposits [member] | Foreign Exchange rate Risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	5,514	3,132
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	54	(44)
Cash flow hedges [member] | Loan commitments [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	12,070	15,092
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	223	(320)
Cash flow hedges [member] | Share-based payment [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	1,549	1,061
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(529)	131
NIFO hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	24,342	20,656
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(1,548)	156
Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	76,841	95,495
Carrying amount of the hedged item, Liabilities	116,495	112,560
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	(826)	2,352
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(405)	1,749
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(766)	777
Fair value hedges [member] | Deposits [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	91,414	90,597
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(261)	1,466
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	1,568	(1,019)
Fair value hedges [member] | Deposits [member] | Combined foreign exchange and interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	19,662	17,331
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	(154)	81
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	217	(35)
Fair value hedges [member] | Loan commitments [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	45,180	62,171
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	(583)	1,005
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(1,340)	1,161
Fair value hedges [member] | Loan commitments [member] | Combined foreign exchange and interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets		5
Fair value hedges [member] | Securities [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Assets	31,661	33,319
Accumulated amount of fair value hedge adjustments on the hedged item, Assets	(243)	1,347
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	(1,403)	783
Fair value hedges [member] | Subordinated indebtedness [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of the hedged item, Liabilities	5,419	4,632
Accumulated amount of fair value hedge adjustments on the hedged item, Liabilities	10	202
Gains (losses) on change in fair value used for calculating hedge ineffectiveness	$ 192	$ (113)